Financial risk management and financial instruments, Interest rate risk, Foreign exchange risk and Credit risk (Details) € in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) Hedge Swap	Oct. 31, 2021 EUR (€) Hedge	Oct. 31, 2020 EUR (€) Hedge
Foreign Exchange Risk [Abstract]
Number of investment hedges | Hedge	2	2
Net investment hedges | €		€ 1,030
Credit Risk [Abstract]
Percentage of cash and cash equivalents rated as A+ to AAA	96.00%
Hedges of Net Investment in Foreign Operations [Member]
Foreign Exchange Risk [Abstract]
Number of investment hedges | Hedge	2	2	2
Net investment hedges | €		€ 1,030	€ 1,050
Interest Rate Swap [Member]
Interest Rate Risk [Abstract]
Number of interest rate swaps | Swap	4
Notional amount | $	$ 2,250
Maturity date	Sep. 30, 2022